LEASES	6 Months Ended
Jun. 30, 2025
Lease [Abstract]
LEASES	LEASES
The Company as a lessee
The Company has leases for office, research laboratory and manufacturing facilities, equipment, vehicles, and land. The terms of the leases vary, although most generally have lease terms between 3 and 29 years. Lump sum payments were made upfront to acquire the leasehold land from the owners with lease periods of 50 years, and no ongoing payments will be made under the terms of these leasehold land. Leases with terms of 12 months or less are expensed as incurred.
Collaboration assets represent the Company’s share of assets leased to the collaboration from Janssen Biotech, Inc., a Johnson & Johnson company ("Janssen"), which purchased the assets on behalf of the collaboration, in connection with our collaboration and license agreement (the "Janssen Agreement"). Collaboration assets under construction that will be leased to the collaboration from Janssen when placed into service are classified as collaboration prepaid leases on the consolidated financial statements.
(a)Right-of-use assets
The carrying amounts of the Company’s right-of-use assets and the movements for the six months ended June 30, 2025 are as follows:

(Dollars in thousands)	2025
Right-of-use assets at January 1, 2025	$101,932
Additions	24,481
Disposals	(466)
Impairment	(970)
Exchange realignment	8,498
Depreciation of right-of-use assets	(6,258)
Right-of-use assets at June 30, 2025	$127,217
(b)Lease liabilities
At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The balance of the Company’s lease liabilities and the movements for the six months ended June 30, 2025 are as follows:

(Dollars in thousands)	2025
Carrying amount at January 1, 2025	$49,407
Additions	23,946
Accretion of interest recognized during the period	1,170
Payments	(3,210)
Exchange realignment	6,335
Carrying amount at June 30, 2025	$77,648
Analyzed into:
Current portion	$5,906
Non-current portion	$71,742
Carrying amount at June 30, 2025	$77,648